Stock Based Compensation (Details 1) - Stock Options [Member]	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Weighted Average Assumptions
Expected stock price volatility		144.00%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Weighted Average Assumptions
Expected option life (years)	3 years	2 years 6 months
Expected stock price volatility	147.00%
Risk-free interest rate	2.35%	2.31%
Maximum [Member]
Weighted Average Assumptions
Expected option life (years)	5 years	3 years
Expected stock price volatility	170.00%
Risk-free interest rate	3.01%	2.78%